UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2006

Check here if Amendment [  ]; Amendment Number:
    This Amendment (Check only one.):  [   ]  is a restatement.
                                       [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        FLETCHER ASSET MANAGEMENT, INC.
Address:     452 Fifth Avenue
             HSBC Tower, 29th Floor
             NEW YORK, NEW YORK  10018

Form 13F File Number: 28-3480

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             PETER ZAYFERT
Title:            EXECUTIVE VICE PRESIDENT
Phone:            (212) 284-4800

Signature, Place, and Date of Signing:


/s/ Peter Zayfert
----------------------------   ------------------------  ---------------------
    PETER ZAYFERT                 NEW YORK, NEW YORK       May 12, 2006
    EXECUTIVE VICE PRESIDENT


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                            1

Form 13F Information Table Entry Total:                       26

Form 13F Information Table Value Total:                       $87,473
                                                              (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         No.       Form 13F File Number      Name

         1         28-10204                  FLETCHER INTERNATIONAL, LTD.


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                                                   FORM 13F INFORMATION TABLE


                                                       Fair       Shares                                        Voting Authority
                                                       Market       or                                        --------------------
                               Title of      CUSIP     Value     Principal  SH/   Put/  Investment   Other     (A)    (B)     (C)
      Name of Issuer            Class       Number    (x$1,000)   Amount    PRN   Call  Discretion  Managers  Sole   Shared  None
      --------------            -----       ------    ---------   ------    ---   ----  ----------  --------  ----   ------  ----
Allied Waste Industries,     COM           019589308        89       7,300  SH           Defined      1        X
Inc.                         PAR$.01NEW
Helix Energy Solutions       COM           42330P107    20,648     544,800  SH           Defined      1        X
Group
Casella Waste Systems, Inc.  CL A          147448104       102       7,200  SH           Defined      1        X
Champion Enterprises, Inc.   COM           158496109       120       8,000  SH           Defined      1        X
Devry, Inc.                  COM           251893103       139       6,100  SH           Defined      1        X
Euronet Worldwide, Inc.      COM           298736109       125       3,300  SH           Defined      1        X
Ishares Lehman Agg Bond      LEHMAN AGG    484287226        80         812  SH           Defined               X
Fund                         BND
ITT Educational Services,    COM           45068B109       141       2,200  SH           Defined      1        X
Inc.
IndyMac Bancorp, Inc.        COM           456607100       707      17,273  SH           Defined      1        X
NASDAQ 100 TR                UNIT SER 1    631100104     1,774      42,300  SH           Defined               X
Newpark Resources, Inc.      COM PAR       651718504       115      14,000  SH           Defined      1        X
                             $.01NEW
Oceaneering International,   COM           675232102       206       3,600  SH           Defined      1        X
Inc.
Oil Service HOLDRS Trust     CALL          678002906       220       1,500  SH    CALL   Defined      1        X
Oil Service HOLDRS Trust     CALL          678002906    21,420     145,900  SH    CALL   Defined      1        X
Oil Service HOLDRS Trust     PUT           678002956    24,591     167,500  SH    PUT    Defined      1        X
Oil Service HOLDRS Trust     DEPOSTRY      678002106    13,207      89,960  SH           Defined      1        X
                             RCPT
Oil States International,    COM           678026105       251       6,800  SH           Defined      1        X
Inc.
Pacific Capital Bancorp      COM           69404P101       467      13,810  SH           Defined      1        X
Plug Power, Inc.             COM           72919P103        73      14,500  SH           Defined      1        X
SPDR Trust Series I          UNIT SER 1    78462F103     1,779      13,700  SH           Defined      1        X
SPDR Trust Series I          UNIT SER 1    78462F103        59         452  SH           Defined               X
Superior Energy Services,    COM           868157108       281      10,500  SH           Defined      1        X
Inc.
Tetra Tech, Inc.             COM           88162G103        76       4,000  SH           Defined      1        X
TRC Companies, Inc.          COM           872625108       382      28,216  SH           Defined      1        X
Waste Connections, Inc.      COM           941053100       155       3,900  SH           Defined      1        X
W-H Energy Services, Inc.    COM           92925E108       267       6,000  SH           Defined      1        X
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